Annual Total Returns[BarChart] - Invesco DWA Consumer Cyclicals Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.61%	18.62%	39.88%	8.08%	(0.70%)	(3.31%)	19.33%	(6.30%)	18.27%	38.26%